Provisions and Other Liabilities - Summary of Other Provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [abstract]
Environment risks and remediation	€ 680	€ 686	€ 732
Product liability risks, litigation and other	1,288	1,289	1,121
Other provisions	€ 1,968	€ 1,975	€ 1,853